Note 16 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of investment securities portions [text block]
	2018	2017

Debt held-to-maturity (i)	147.3	122.0
Non-current investments securities	147.3	122.0

Financial asset at fair value through profit or loss-held for trading	13.4	11.9
Current investments securities	13.4	11.9

Total	160.7	133.9